9. EQUIPMENT: Schedule of Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Tables/Schedules
Schedule of Equipment

	Office Furniture and Equipment	Computer equipment and Systems	Laboratory Equipment	Leasehold Improvements	Total
	$	$	$	$	$
Cost
Balance, December 31, 2017	7,491	66,870	38,896	24,182	137,439
Additions	5,000	-	-	-	5,000
Write down	(1,637)	(62,972)	-	-	(64,609)
Balance, December 31, 2018	10,854	3,898	38,896	24,182	77,830
Write down	(10,854)	(3,898)	(38,896)	(24,182)	(77,830)
Balance, December 31, 2019	-	-	-	-	-

Accumulated Amortization
Balance, December 31, 2017	1,612	2,130	25,342	18,634	47,718
Amortization	3,264	19,422	4,067	1,849	28,602
Write down	(495)	(19,000)	-	-	(19,495)
Balance, December 31, 2018	4,381	2,552	29,409	20,483	56,825
Amortization	1,942	404	2,845	1,110	6,301
Write down	(6,323)	(2,956)	(32,254)	(21,593)	(63,126)
Balance, December 31, 2019	-	-	-	-	-

Carrying value
As at December 31, 2018	6,473	1,346	9,487	3,699	21,005
As at December 31, 2019	-	-	-	-	-